NOTE 10 - SUBSEQUENT EVENTS	2 Months Ended
Mar. 31, 2013
Subsequent Events [Abstract]
NOTE 10. SUBSEQUENT EVENTS

NOTE 10 – SUBSEQUENT EVENTS

On May 1, 2013, the Company appointed to the board of directors, Mr. Harold Fisher.

On May 29, 2013 the Company received title to the property know as 171 Hart Street, Taunton, MA, 02780 as more fully described in note 4.

In accordance with ASC 855-10, Company management reviewed all material events through the date of this report and determined that there are no additional material subsequent events to report.